Operating costs	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Operating costs

Note 5	Operating costs

		THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	NOTE	2020	2019	2020	2019
Labour costs
Wages, salaries and related taxes and benefits		(994)	(1,085)	(2,035)	(2,139)
Post-employment benefit plans service cost (net of capitalized amounts)	13	(64)	(58)	(139)	(126)
Other labour costs (1)		(236)	(257)	(463)	(486)
Less:
Capitalized labour		248	270	494	513
Total labour costs		(1,046)	(1,130)	(2,143)	(2,238)
Cost of revenues (2)		(1,471)	(1,706)	(3,125)	(3,444)
Other operating costs (3)		(506)	(481)	(977)	(942)
Total operating costs		(3,023)	(3,317)	(6,245)	(6,624)
(1)Other labour costs include contractor and outsourcing costs.
(2)Cost of revenues includes costs of wireless devices and other equipment sold, network and content costs, and payments to other carriers.
(3)Other operating costs include marketing, advertising and sales commission costs, bad debt expense, taxes other than income taxes, information technology costs, professional service fees and rent.